CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q1) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ 1,959,000	$ (3,969,000)	[1],[2]	$ (15,727,000)		$ (82,651,000)		$ 152,218,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	2,937,000	3,167,000	[2]	12,133,000		11,498,000		4,425,000
Change in fair value of warrant liability	850,000	(725,000)	[1],[2]	(1,505,000)		(25,370,000)		(166,518,000)
Change in tax receivable agreement liability	543,000	100,000	[1],[2]	1,256,000		(142,352,000)		0
Amortization of right-of-use lease assets	1,188,000	1,202,000	[2]	4,930,000		4,655,000		4,402,000
Asset impairment charges	0	0		24,403,000		4,317,000		2,372,000
Stock-based compensation	2,819,000	4,383,000	[2]	13,515,000		23,493,000		29,324,000
Deferred tax asset				0		179,077,000		(842,000)
Discharge of holdback obligation related to prior acquisition				(3,705,000)		0		0
Provision (benefit) for credit losses	(658,000)	360,000	[2]	1,792,000		17,216,000		5,487,000
Changes in operating assets and liabilities:
Accounts receivable	3,923,000	1,677,000	[2]	4,488,000		(16,270,000)		(13,609,000)
Operating lease right-of-use assets				0		0		(43,323,000)
Prepaid expenses and other current assets	(673,000)	2,447,000	[2]	3,335,000		7,461,000		8,235,000
Other assets	36,000	25,000	[2]	(40,000)		(229,000)		(313,000)
Accounts payable and accrued expenses	(3,661,000)	(5,130,000)	[2]	(15,275,000)		14,892,000		699,000
Deferred revenue	(132,000)	109,000	[2]	(338,000)		(1,895,000)		2,793,000
Operating lease liabilities	(1,729,000)	(1,489,000)	[2]	(6,334,000)		(5,463,000)		44,840,000
Net cash provided by operating activities	7,402,000	2,157,000	[2]	22,928,000		(11,621,000)		30,190,000
Cash flows from investing activities
Capitalized software and expenditures	(4,540,000)	(3,226,000)	[2]	(11,871,000)		(16,055,000)		(7,935,000)
Cash paid for acquisitions, net of cash acquired				0		(713,000)		(16,000,000)
Cash paid for acquisition holdback release				0		(1,000,000)		0
Cash paid for other investments				0		0		(6,500,000)
Net cash used in investing activities	(4,540,000)	(3,226,000)	[2]	(11,871,000)		(17,768,000)		(30,435,000)
Cash flows from financing activities
Repayments of insurance premium financing	0	(1,450,000)	[2]	(1,450,000)		(7,344,000)		(7,098,000)
Distributions	(1,589,000)	(250,000)	[2]	(4,218,000)		(2,448,000)		(18,998,000)
Proceeds from repayment of related party note	96,000	88,000	[2]	384,000		0		0
Taxes paid related to net share settlement of equity awards	(2,000)	0	[2]	(6,000)		(13,000)		0
Proceeds from business combination				0		0		79,969,000
Payment of note payable				0		0		(205,000)
Repurchase of Class B Units				0		0		(5,565,000)
Net cash used in financing activities	(1,495,000)	(1,612,000)	[2]	(5,290,000)		(9,805,000)		48,103,000
Net increase (decrease) in cash	1,367,000	(2,681,000)	[2]	5,767,000		(39,194,000)		47,858,000
Cash - beginning of period	34,350,000	28,583,000	[2]	28,583,000	[2]	67,777,000		19,919,000
Cash - end of period	35,717,000	25,902,000	[2]	34,350,000		28,583,000	[2]	67,777,000
Supplemental disclosures of noncash investing and financing activities
Stock-based compensation capitalized for software development	$ 356,000	$ 298,000	[2]	$ 1,386,000		$ 1,667,000		$ 1,099,000

[1]	For the three months ended March 31, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three months ended March 31, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.